STOCKHOLDERS' DEFICIT (Schedule of Stock Options Activity) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Weighted Average Remaining Contractual Life
Exercised
Employee Options and Stock Appreciation Rights [Member]
Number of Options
Balance	7,762,507	6,337,007
Granted	84,500	1,425,000
Exercised
Forfeited
Expired
Outstanding	7,847,007	7,762,507	6,337,007
Exercisable	4,801,673	4,352,674
Weighted Average Exercise Price
Balance	$ 0.87	$ 0.75
Granted	$ 0.59	$ 1.34
Exercised
Forfeited
Expired
Outstanding	$ 0.87	$ 0.87	$ 0.75
Exercisable	0.94	0.93
Weighted average fair value of options granted	$ 0.59	$ 0.69
Weighted Average Remaining Contractual Life
Granted	5 years	10 years
Outstanding	4 years 10 months 24 days	6 years	6 years
Exercisable	3 years 7 months 6 days	4 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 1,059,111	$ 792,305
Exercisable	$ 405,361	$ 265,364
Options Issued to Directors [Member]
Number of Options
Balance	1,675,833	1,200,833
Granted	510,000	495,000
Exercised		(20,000)
Outstanding	2,185,833	1,675,833	1,200,833
Exercisable	2,000,003	1,377,501
Weighted Average Exercise Price
Balance	$ 1.12	$ 1.16
Granted	0.72	1.19
Exercised		0.91
Outstanding	1.03	1.12	$ 1.16
Exercisable	1.04	1.15
Weighted average fair value of options granted	$ 0.52	$ 0.76
Weighted Average Remaining Contractual Life
Granted	10 years	10 years
Exercised
Outstanding	7 years 2 months 12 days	7 years 7 months 6 days	8 years
Exercisable	7 years 1 month 6 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 75,320	$ 8,337
Exercisable	$ 45,655	$ 6,421
Non-Employee, Non-Director Options [Member]
Number of Options
Balance	270,000	560,000
Granted		25,000
Exercised
Forfeited		(275,000)
Expired		(40,000)
Outstanding	270,000	270,000	560,000
Exercisable	270,000	270,000
Weighted Average Exercise Price
Balance	$ 1.22	$ 1.12
Granted		$ 1.11
Exercised
Forfeited		$ 1.23
Expired		1.15
Outstanding	$ 1.22	1.22	$ 1.12
Exercisable	$ 1.22	1.22
Weighted average fair value of options granted		$ 0.79
Weighted Average Remaining Contractual Life
Granted		5 years
Exercised
Outstanding	8 months 12 days	1 year 8 months 12 days	6 years
Exercisable	8 months 12 days	1 year 8 months 12 days
Aggregate Intrinsic Value
Outstanding
Exercisable